Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Supplies for Production	$ 16,879,260	$ 12,377,179
Gas	2,301,172	2,159,901
Oil	2,593,806	2,556,438
Coal	11,984,282	7,660,840
Other inventories	22,807,682	25,162,417
Total	$ 39,686,942	$ 37,539,596